Impact of New Accounting Pronouncements Impact of New Accounting Pronouncements (Details) - USD ($) $ in Thousands	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Cumulative effect adjustment from adoption of ASU			$ 6,677
Retained Earnings
Cumulative effect adjustment from adoption of ASU			$ 6,677
Accounting Standards Update 2016-09 | Retained Earnings
Cumulative effect adjustment from adoption of ASU		$ 6,700
Subsequent Event | Minimum | Accounting Standards Update 2014-09 | Retained Earnings
Cumulative effect adjustment from adoption of ASU	$ 40,000
Subsequent Event | Maximum | Accounting Standards Update 2014-09 | Retained Earnings
Cumulative effect adjustment from adoption of ASU	$ 80,000